Organization and Principal Activities - Additional Information (Detail)	12 Months Ended
	May 31, 2014 Agreement	May 31, 2013	May 31, 2012
Product Information [Line Items]
Renewal of trade mark registration	10 years
Trademarks for a license fee	License fee equal to 5% of the licensee's monthly revenues
Term of license	2 years
Number of new equity pledged agreements	5
Percentage of revenue from VIE as percentage of consolidated revenues	98.40%	99.00%	97.20%
Percentage of assets from VIE as percentage of consolidated assets	65.30%	65.50%
Percentage of liabilities from VIE as percentage of consolidated liabilities	95.30%	94.40%
Century Friendship [Member] | Previously Held Equity Interest [Member]
Product Information [Line Items]
Equity interest of Century Friendship prior to the transfer	53.00%
Minimum [Member]
Product Information [Line Items]
Operating services fee percentage from revenue	1.00%
Equity interest of Century Friendship prior to the transfer	20.00%
Maximum [Member]
Product Information [Line Items]
Operating services fee percentage from revenue	6.00%
Equity interest of Century Friendship prior to the transfer	50.00%
Variable Interest Entity [Member]
Product Information [Line Items]
Shareholding percentage of Mr. Yu	16.57%